Equity (Details) - Schedule of Equity-Classified Warrants Outstanding shares in Thousands	12 Months Ended
Dec. 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Common stock, Number of Shares	32
Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock, Number of Shares
Common stock, Exercise Price (in Dollars per share) | $ / shares	$ 1,880
Common stock, Expiration	January 2023
Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock, Number of Shares	3
Common stock, Exercise Price (in Dollars per share) | $ / shares	$ 96
Common stock, Expiration	October 2023
Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock, Number of Shares	29
Common stock, Exercise Price (in Dollars per share) | $ / shares	$ 0.4
Common stock, Expiration